UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 92.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.9%
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	8,450	$8,501,792
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	2,989	3,000,684
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	5,347	5,346,553
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	7,342	5,873,996
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	70,293	68,593,861
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	3,824	3,847,568
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	86,134	86,451,225
Term Loan, 3.75%, Maturing June 4, 2021	34,638	34,765,442

		$216,381,121

Automotive — 2.6%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	16,076	$16,116,193
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019	13,655	13,759,627
Chrysler Group, LLC
Term Loan, 3.25%, Maturing December 31, 2018	18,332	18,375,907
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	15,379	15,474,892
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	20,025	20,125,379
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	72,712	72,703,062
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	63,354	64,146,094
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	4,875	4,922,717
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	37,883	38,075,298
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020	5,143	5,181,464

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	11,821	$11,857,540
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	20,269	20,358,062

		$301,096,235

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	12,236	$11,869,162
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	3,000	2,895,000

		$14,764,162

Brokerage / Securities Dealers / Investment Houses — 0.0%(4)
Astro AB Borrower, Inc.
Term Loan, Maturing April 30, 2022(2)	4,250	$4,308,437

		$4,308,437

Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	22,039	$22,130,039
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	15,914	15,844,298
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	25,646	25,703,367
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	2,475	2,493,562
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	13,840	13,839,623
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	15,278	15,341,324
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,547	1,564,293
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	18,626	18,591,116
Realogy Corporation
Term Loan, 4.67%, Maturing October 10, 2016	276	273,317
Term Loan, 3.75%, Maturing March 5, 2020	21,944	22,050,251
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	8,303	8,330,540
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	6,292	6,307,557

		$152,469,287

18	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 8.6%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		53,158	$53,822,349
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		30,364	26,264,912
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		6,499	6,531,797
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		10,955	10,653,499
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		17,495	17,240,117
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,368	17,428,161
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		13,849	13,852,287
ClientLogic Corporation
Term Loan, 7.22%, Maturing January 30, 2017	EUR	2,912	3,253,040
Term Loan, 7.53%, Maturing January 30, 2017		9,682	9,633,938
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		17,993	18,004,046
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		38,610	35,907,015
Education Management, LLC
Revolving Loan, 2.09%, Maturing July 2, 2020(5)		9,764	9,221,711
Term Loan, 5.50%, Maturing July 2, 2020		5,464	4,926,575
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		9,258	7,437,007
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		58,961	58,445,159
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		28,641	28,784,696
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		10,968	10,995,818
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		13,719	13,864,211
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,032	2,032,410
Term Loan, 4.00%, Maturing November 6, 2020		7,942	7,944,874
Term Loan, 4.75%, Maturing November 6, 2020	CAD	11,426	9,304,637
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		23,540	23,598,507
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		37,778	37,860,484
Term Loan, 3.75%, Maturing March 17, 2021	EUR	39	44,615

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		17,859	$17,964,739
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	20,115	22,857,159
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		15,500	15,461,250
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		23,166	23,252,475
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		59,892	60,406,435
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		30,494	31,503,911
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		9,287	9,281,536
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		15,066	14,713,852
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		9,736	9,768,967
Term Loan, 4.50%, Maturing April 2, 2022		12,460	12,537,521
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019		3,158	3,130,128
Nuance Communications, Inc.
Term Loan, 2.94%, Maturing August 7, 2019		6,878	6,859,233
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		8,962	9,045,577
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		32,688	32,810,511
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		29,483	29,151,052
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		1,500	1,481,250
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		1,909	1,908,220
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		10,000	9,925,000
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		39,875	40,036,436
SunGard Data Systems, Inc.
Term Loan, 4.00%, Maturing March 8, 2020		86,355	87,016,146
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		14,541	14,631,958
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		72,685	73,094,288

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		18,953	$19,173,126
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		5,782	5,792,841
Term Loan, 4.75%, Maturing February 21, 2019	CAD	4,900	4,071,488

			$982,926,964

Cable and Satellite Television — 0.8%
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		2,957	$2,944,808
Mediacom Illinois, LLC
Term Loan, 3.75%, Maturing June 30, 2021		4,142	4,155,895
Sterling Entertainment Enterprises, LLC
Term Loan, 2.94%, Maturing December 28, 2017		11,112	10,750,860
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020		43,882	43,969,979
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	13,244,887
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	2,327	2,623,838
Term Loan, 3.75%, Maturing January 15, 2022	EUR	3,612	4,072,928
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,537	7,372,070

			$89,135,265

Chemicals and Plastics — 4.7%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		8,649	$8,697,233
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,360	7,203,614
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		4,487	4,512,583
Aruba Investments, Inc.
Term Loan, 5.25%, Maturing February 2, 2022		3,950	3,991,870
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		60,691	60,940,292
Term Loan, 4.00%, Maturing February 1, 2020	EUR	945	1,072,773
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		11,507	11,585,061
Colouroz Investments, 1, GmbH
Term Loan, 4.75%, Maturing September 7, 2021		2,841	2,867,298
Term Loan, 4.75%, Maturing September 7, 2021		17,184	17,344,805

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		6,384	$6,447,840
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		8,507	8,567,507
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		7,419	7,474,633
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		29,925	30,112,031
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	16,329	18,385,429
Term Loan, 4.25%, Maturing March 31, 2022	EUR	5,650	6,366,192
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		60,741	60,927,651
Term Loan, 4.25%, Maturing March 31, 2022		9,100	9,165,001
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		8,192	8,265,210
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		30,929	31,266,254
Term Loan, 4.75%, Maturing June 7, 2020		8,130	8,222,539
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 7, 2021		32,237	32,425,466
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,757	9,772,143
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		8,955	9,055,744
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,925	5,465,058
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		12,584	12,355,792
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		4,000	3,740,000
Polarpak, Inc.
Term Loan, 5.50%, Maturing June 7, 2020	CAD	12,061	9,996,790
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		18,984	19,015,656
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		5,174	5,192,595
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020		1,040	1,048,993
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020		5,893	5,944,293
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		19,650	19,662,281

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Trinseo Materials Operating S.C.A.
Term Loan, Maturing October 13, 2021(2)		4,200	$4,223,625
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		34,711	34,867,227
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		48,314	48,570,366

			$534,751,845

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	440	$681,010
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		34,192	32,225,894
Spectrum Brands, Inc.
Term Loan, 5.01%, Maturing December 17, 2019	CAD	7,656	6,353,153

			$39,260,057

Containers and Glass Products — 1.4%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		40,764	$40,840,297
Term Loan, 3.75%, Maturing January 6, 2021		37,485	37,643,333
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		32,494	32,940,349
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		3,164	3,174,439
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		37,990	38,396,489
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,356	3,357,095

			$156,352,002

Cosmetics / Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 4.50%, Maturing September 3, 2021		9,366	$9,429,739
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		26,765	26,902,888
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		45,403	43,870,981

			$80,203,608

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs — 1.5%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,727	$19,797,068
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		8,702	8,788,894
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing March 30, 2022		3,300	3,330,251
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,619	20,675,024
Term Loan, 4.50%, Maturing March 11, 2021	EUR	2,059	2,333,829
Horizon Pharma Holdings USA, Inc.
Term Loan, Maturing April 22, 2021(2)		2,975	3,000,103
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		36,358	36,445,406
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing December 11, 2019		25,785	25,894,191
Term Loan, 3.50%, Maturing August 5, 2020		4,939	4,958,209
Term Loan, 4.00%, Maturing April 1, 2022		47,325	47,712,497
VWR Funding, Inc.
Term Loan, 3.43%, Maturing April 3, 2017		2	1,737

			$172,937,209

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		44,588	$44,566,617
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		15,240	15,322,735

			$59,889,352

Electronics / Electrical — 10.0%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		3,271	$3,296,884
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		27,621	26,550,704
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		51,650	51,961,219
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		20,337	20,372,939
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		21,401	21,882,523
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,786	13,768,518

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		5,846	$5,926,002
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		4,171	4,186,260
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		36,856	34,613,897
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020		145,669	146,417,851
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		35,225	35,427,621
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		7,927	7,954,591
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		17,981	18,115,357
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		11,704	11,742,779
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		14,369	14,386,711
Go Daddy Operating Company, LLC
Term Loan, 4.50%, Maturing May 13, 2021		61,260	61,767,731
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		11,104	11,176,614
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		8,423	8,417,619
Term Loan, 3.75%, Maturing June 3, 2020		95,375	95,293,084
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,800	5,429,679
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		7,475	7,540,406
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,826	9,924,008
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		22,600	22,675,326
Term Loan, 5.25%, Maturing November 19, 2021		22,562	22,696,729
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		58,056	58,447,784
MH Sub I, LLC
Term Loan, 5.00%, Maturing July 8, 2021		15,341	15,438,941
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		26,584	26,592,376

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	7,239	$7,242,968
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	16,006	15,885,699
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	4,550	4,447,625
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	10,076	10,134,533
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	4,250	4,273,906
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	115,443	112,629,378
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	15,023	15,148,439
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing December 7, 2018	8,550	8,656,518
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	42,469	42,359,197
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	9,319	9,365,344
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	15,676	15,754,191
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	16,079	16,118,696
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	14,580	14,716,393
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020	17,622	17,787,711
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	22,324	22,430,252
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	22,931	22,993,405
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	12,828	12,851,922
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	29,294	29,696,539

		$1,144,496,869

Financial Intermediaries — 3.7%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,845	$12,823,539
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	2,000	1,940,000

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	28,270	$28,437,932
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	13,660	13,608,413
First Data Corporation
Term Loan, 3.68%, Maturing March 24, 2017	5,000	5,015,625
Term Loan, 3.68%, Maturing March 24, 2018	36,518	36,641,417
Term Loan, 3.68%, Maturing September 24, 2018	41,428	41,553,564
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	33,959	33,916,470
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	44,843	45,150,864
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	4,001	4,026,293
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	14,540	14,521,352
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	7,924	7,923,864
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	6,866	6,908,918
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	2,302	2,313,141
Term Loan, 6.25%, Maturing September 4, 2018	12,830	12,893,773
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	51,916	51,494,131
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	7,032	7,034,163
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	22,585	22,556,832
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	11,824	11,853,493
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	60,485	58,112,682

		$418,726,466

Food Products — 3.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	54,544	$55,047,088
American Seafoods Group, LLC
Term Loan, 6.50%, Maturing March 18, 2018	9,030	8,676,617

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		9,465	$9,488,413
Charger OpCo B.V.
Term Loan, 3.50%, Maturing July 23, 2021	EUR	6,525	7,407,708
Term Loan, 3.50%, Maturing July 23, 2021		37,600	37,600,000
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		9,868	9,888,207
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		30,613	29,439,569
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,146	12,191,798
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		19,360	19,516,945
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		15,244	15,281,628
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		34,722	34,873,749
Term Loan, 3.75%, Maturing September 18, 2020		27,629	27,819,201
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	11,524	12,451,803
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	7,253	7,677,558
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	99,694,779
Onex Wizard US Acquisition, Inc.
Term Loan, 5.25%, Maturing March 13, 2022		16,175	16,369,601

			$403,424,664

Food Service — 3.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021		102,983	$104,352,682
Aramark Services, Inc.
Term Loan, 3.68%, Maturing July 26, 2016		3,393	3,378,309
Term Loan, 3.68%, Maturing July 26, 2016		13,242	13,183,652
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		4,711	4,743,819
Buffets, Inc.
Term Loan, 0.00%, Maturing April 22, 2015(3)(7)		880	704,303
Term Loan, 15.00%, Maturing July 18, 2017(3)(8)		2,790	2,232,022
Term Loan, 15.00%, Maturing July 19, 2017(3)(8)		1,535	1,227,997

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Service (continued)
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021	11,165	$11,088,962
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019	9,701	9,652,448
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	30,283	30,464,444
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018	10,073	10,052,402
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	9,012	8,867,146
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	4,053	4,053,655
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	106,745	107,256,948
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	98,735	52,823,219

		$364,082,008

Food / Drug Retailers — 2.1%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019	35,600	$35,927,378
Term Loan, 5.50%, Maturing August 25, 2021	11,700	11,840,564
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019	40,685	41,059,856
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	38,745	38,664,302
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	18,184	18,288,745
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	43,538	43,963,885
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	52,935	53,221,755

		$242,966,485

Health Care — 8.5%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	3,242	$3,283,413
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	19,154	19,225,577
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	30,702	30,924,437

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		29,165	$29,101,000
Amneal Pharmaceuticals, LLC
Term Loan, 4.51%, Maturing November 1, 2019		3,025	3,043,906
Term Loan, 5.00%, Maturing November 1, 2019		10,018	10,096,986
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		30,516	30,661,900
Aspen Dental Management, Inc.
Term Loan, Maturing April 10, 2022(2)		4,300	4,329,562
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		9,397	9,467,366
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		2,892	2,879,313
Term Loan, 6.50%, Maturing July 31, 2020		4,820	4,798,855
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021		18,294	18,500,286
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020		1,333	1,341,075
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019		25,627	25,795,134
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021		61,841	62,285,234
Convatec, Inc.
Term Loan, 4.00%, Maturing December 22, 2016		17,197	17,265,043
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		16,119	16,159,315
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017		26,056	26,176,853
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		68,282	68,744,706
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020		3,945	3,969,372
Term Loan, 4.25%, Maturing August 30, 2020		13,306	13,389,089
Term Loan, 4.75%, Maturing August 30, 2020	EUR	1,633	1,850,166
Term Loan, 4.75%, Maturing August 30, 2020	EUR	5,367	6,082,771
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		22,203	22,325,462
Impax Laboratories, Inc.
Term Loan, 5.50%, Maturing December 2, 2020		11,925	12,074,062
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019		13,134	12,542,731

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	15,293	$15,379,301
Term Loan, 7.75%, Maturing May 15, 2018	26,196	26,217,629
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	23,545	23,765,695
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	53,820	54,268,330
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	9,506	9,268,299
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	4,268	4,272,855
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	40,345	33,385,591
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	11,249	9,449,481
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	8,178	6,869,805
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	10,167	10,221,294
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	40,937	41,389,011
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	30,119	30,199,438
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	75	74,939
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	74,372	74,823,890
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	23,466	23,656,237
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018	28,311	28,434,686
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	17,639	17,693,691
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019	27,601	28,006,283
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018	20,979	21,044,184
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	16,084	16,053,455

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		21,696	$21,532,908
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		13,003	13,051,697
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		12,369	12,454,443

			$977,826,756

Home Furnishings — 0.5%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		4,603	$4,613,572
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		45,558	45,910,693
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		3,527	3,545,398

			$54,069,663

Industrial Equipment — 2.9%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		51,973	$52,037,774
CPM Holdings, Inc.
Term Loan, Maturing April 1, 2022(2)		3,550	3,594,375
Delachaux S.A.
Term Loan, 5.25%, Maturing October 28, 2021		9,100	9,162,563
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		19,433	19,676,034
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		41,544	40,627,601
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,480	7,241,845
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		28,031	28,230,672
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020		24,271	24,271,367
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		10,584	10,662,956
Paladin Brands Holding, Inc.
Term Loan, 6.76%, Maturing August 16, 2019		13,496	13,555,117
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		58,703	58,990,743
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		21,393	21,443,199
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,792	5,784,261

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		14,207	$14,343,601
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,909	3,909,156
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021		8,242	8,289,824
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	11,800	13,266,191

			$335,087,279

Insurance — 3.0%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		26,858	$26,967,007
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		6,699	6,766,177
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		125,736	126,731,647
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		30,075	30,526,125
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		16,269	15,475,529
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 28, 2018		11,619	11,641,024
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		5,293	5,226,434
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		4,700	4,535,500
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		57,170	57,074,722
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		58,961	59,144,937

			$344,089,102

Leisure Goods / Activities / Movies — 2.9%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020		19,825	$19,916,919
Aufinco Pty Limited
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		9,200	9,085,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	46,083	$46,399,781
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	15,701	15,829,005
Dave & Buster’s, Inc.
Term Loan, 4.25%, Maturing July 25, 2020	709	714,683
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	16,267	16,450,314
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	5,066	5,081,791
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	34,832	34,984,130
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	16,451	16,491,814
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	14,680	14,778,005
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	31,920	31,365,387
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK), Maturing March 28, 2018(3)	6,356	406,797
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	30,456	30,506,440
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	5,181	5,217,044
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	27,699	23,855,893
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	27,334	27,224,415
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	31,582	31,271,289

		$329,578,707

Lodging and Casinos — 3.4%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	4,660	$4,694,948
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	45,198	45,409,763
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	22,200	22,460,850
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	8,423	8,486,366

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2017(5) (7)		14,948	$13,418,548
Term Loan, 0.00%, Maturing March 1, 2017(7)		25,675	23,740,450
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		11,503	11,596,232
Four Seasons Holdings, Inc.
Term Loan, 3.50%, Maturing June 27, 2020		9,674	9,716,163
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 27, 2018	GBP	43,838	67,612,878
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		3,072	3,101,553
Term Loan, 5.50%, Maturing November 21, 2019		7,168	7,236,958
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		52,261	52,515,501
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		33,342	33,404,804
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		6,978	6,993,578
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		6,703	6,719,571
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		58,510	59,168,486
Term Loan, 6.00%, Maturing October 1, 2021		13,641	13,795,213

			$390,071,862

Nonferrous Metals / Minerals — 1.5%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		18,769	$13,138,619
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		40,329	30,212,994
Dynacast International, LLC
Term Loan, 5.25%, Maturing January 28, 2022		8,200	8,320,442
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		39,205	37,499,651
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 7, 2017		3,800	3,834,835
Term Loan, 7.50%, Maturing March 19, 2021		23,950	23,770,375
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		2,455	2,294,814

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	33	$33,286
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	9,434	9,355,814
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	12,825	11,606,625
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	6,315	5,935,743
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	2,000	1,810,000
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	30,442	19,416,211

		$167,229,409

Oil and Gas — 5.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	52,194	$45,875,936
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	19,167	16,771,239
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	34,662	33,795,025
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	26,159	26,429,220
CITGO Petroleum Corporation
Revolving Loan, 0.53%, Maturing July 23, 2019(5)	12,500	11,555,000
Term Loan, 4.50%, Maturing July 29, 2021	16,169	16,244,549
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	21,904	21,356,720
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	27,969	24,379,431
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	26,400	26,336,350
Term Loan, 4.00%, Maturing December 2, 2019	5,425	5,458,906
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	18,430	18,015,565
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	21,976	17,196,305
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	17,102	12,912,199
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	90,108	89,212,710

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	5,405	$5,381,431
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	23,355	17,706,156
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	18,250	8,851,250
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	80,099	65,769,059
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	965	881,388
Term Loan, 4.25%, Maturing December 16, 2020	2,586	2,363,319
Term Loan, 4.25%, Maturing December 16, 2020	18,593	16,989,184
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,227	3,114,171
Term Loan, 4.25%, Maturing October 1, 2019	5,283	5,098,464
Term Loan, 4.25%, Maturing October 1, 2019	39,872	38,476,588
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	7,980	7,964,937
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	8,595	8,466,173
Tallgrass Operations, LLC
Term Loan, 3.75%, Maturing November 13, 2017	5,310	5,256,447
Term Loan, 4.25%, Maturing November 13, 2018	1,072	1,069,060
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	5,135	5,196,449
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	29,502	28,119,165

		$586,242,396

Publishing — 2.5%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	24,243	$24,455,252
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	110,975	96,631,517
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	30,018	30,257,065
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	62,175	60,465,543

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	15,387	$15,510,027
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	8,968	9,057,636
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	3,368	3,364,797
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(9)	259	200,635
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019	10,186	10,283,869
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	8,828	8,894,084
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	17,560	17,654,753
Term Loan, Maturing August 14, 2020(2)	4,225	4,250,088

		$281,025,266

Radio and Television — 2.4%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	7,135	$6,969,876
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	6,791	6,780,268
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021	3,532	3,566,470
Clear Channel Communications, Inc.
Term Loan, 6.93%, Maturing January 30, 2019	26,740	25,650,125
Term Loan, 7.68%, Maturing July 30, 2019	5,384	5,238,265
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	72,971	72,077,361
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	8,226	8,263,739
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	16,894	16,823,497
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021	4,518	4,540,394
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019	7,174	7,196,328
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	23,057	23,258,826
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	11,023	11,057,627

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		12,500	$12,539,524
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		5,627	5,595,169
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		4,244	4,213,921
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		25,447	24,110,916
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		7,110	7,120,680
Term Loan, 4.00%, Maturing March 1, 2020		31,385	31,432,693

			$276,435,679

Retailers (Except Food and Drug) — 6.1%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		30,502	$30,587,470
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	6,850	10,433,426
Term Loan, 4.31%, Maturing April 28, 2020	GBP	5,450	8,335,873
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		23,230	23,389,659
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		32,247	32,262,138
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		24,332	23,465,356
Dollar Tree, Inc.
Term Loan, 4.25%, Maturing March 9, 2022		37,850	38,391,028
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		18,374	18,112,589
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,607	10,702,576
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		16,737	16,836,259
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		54,158	50,920,107
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		27,892	27,892,274
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		16,889	17,094,820
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		44,163	44,370,316
Term Loan, 4.00%, Maturing January 28, 2020		7,585	7,637,311
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		57,309	57,540,043

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		34,964	$35,103,987
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		4,985	5,003,945
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		29,911	30,052,847
PetSmart, Inc.
Term Loan, 5.00%, Maturing March 11, 2022		60,000	60,817,500
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,346	9,310,950
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,801	9,776,435
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		27,052	27,474,434
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		7,388	7,313,935
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		41,933	42,063,569
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		39,056	36,956,972
Vivarte SA
Term Loan, 0.10%, (0.10% Cash, 0.00% PIK), Maturing October 29, 2021(3)	EUR	2,588	0
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(10)	EUR	9,812	6,055,903
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(11)	EUR	6,373	7,241,206
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		5,089	4,885,463

			$700,028,391

Steel — 1.5%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		144,045	$130,470,841
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		23,430	23,419,895
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		8,432	8,347,579
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018(3)		11,653	6,398,388

			$168,636,703

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing March 11, 2018	2,397	$2,404,285
Term Loan, 3.75%, Maturing March 11, 2018	21,650	21,474,094
Term Loan, 4.00%, Maturing March 11, 2018	22,724	22,837,135
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	36,142	33,126,861

		$79,842,375

Telecommunications — 2.5%
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017	5,807	$5,824,667
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	116,259	116,374,860
IPC Systems, Inc.
Term Loan, 5.50%, Maturing August 6, 2021	22,375	22,423,956
Mitel US Holdings, Inc.
Term Loan, 5.00%, Maturing March 31, 2022	9,625	9,713,232
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	12,068	11,728,769
Term Loan, 4.00%, Maturing April 23, 2019	31,629	30,739,367
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	46,865	47,002,157
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	11,009	11,033,825
Term Loan, 3.50%, Maturing January 15, 2022	17,084	17,122,131
Term Loan, 3.50%, Maturing January 15, 2022	18,106	18,146,701

		$290,109,665

Utilities — 1.6%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	6,261	$6,238,552
Term Loan, 3.25%, Maturing January 31, 2022	5,834	5,823,757
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	9,411	9,476,113
Term Loan, 4.00%, Maturing April 1, 2018	24,854	25,037,172
Term Loan, 4.00%, Maturing October 9, 2019	1,392	1,401,558
Term Loan, 4.00%, Maturing October 30, 2020	6,666	6,704,679
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	17,284	17,385,839
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	6,424	6,464,315
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	6,923	6,977,444

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021		1,707	$1,733,908
Term Loan, 5.00%, Maturing December 19, 2021		38,696	39,308,487
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		8,734	8,774,612
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021		18,532	18,473,765
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		3,650	3,700,187
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		21,546	21,943,265
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		7,332	7,391,761

			$186,835,414

Total Senior Floating-Rate Interests (identified cost $10,741,431,788)			$10,545,280,703

Corporate Bonds & Notes — 4.4%

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.4%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(12)		9,000	$9,461,250
Virgin Media Secured Finance PLC
5.375%, 4/15/21(12)		10,823	11,363,625
6.00%, 4/15/21(12)	GBP	11,115	17,963,733
5.50%, 1/15/25(12)		10,950	11,196,375

			$49,984,983

Chemicals and Plastics — 0.4%
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,533,500
Ineos Finance PLC
7.50%, 5/1/20(12)		14,525	15,368,176
Polymer Group, Inc.
7.75%, 2/1/19		2,714	2,815,775
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		9,331	9,902,617

			$43,620,068

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$46,613,750
Smurfit Kappa Acquisitions
4.875%, 9/15/18(12)		4,925	5,195,875

			$51,809,625

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(12)		3,000	$2,797,500
9.00%, 11/15/18(12)	CAD	4,500	3,226,274

			$6,023,774

Entertainment — 0.2%
Vougeot Bidco PLC
5.261%, 7/15/20(12)(13)	EUR	18,625	$21,156,298

			$21,156,298

Equipment Leasing — 0.0%(4)
International Lease Finance Corp.
6.75%, 9/1/16(12)		2,325	$2,464,500
7.125%, 9/1/18(12)		2,325	2,638,875

			$5,103,375

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(12)		10,952	$11,691,260
UPCB Finance II, Ltd.
6.375%, 7/1/20(12)	EUR	1,647	1,930,057

			$13,621,317

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(12)		18,000	$18,450,000
Iceland Bondco PLC
4.822%, 7/15/20(12)(13)	GBP	9,575	12,492,977
6.25%, 7/15/21(12)	GBP	7,000	9,316,987
Picard Groupe SA
4.25%, 8/1/19(12)(13)	EUR	7,500	8,505,588

			$48,765,552

Security		Principal Amount* (000’s omitted)	Value

Health Care — 0.8%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$39,130,000
5.125%, 8/1/21		7,500	7,818,750
HCA, Inc.
4.75%, 5/1/23		9,766	10,278,715
inVentiv Health, Inc.
9.00%, 1/15/18(12)		15,375	16,220,625
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,375,000
4.375%, 10/1/21		9,700	9,627,250

			$96,450,340

Industrial Equipment — 0.0%(4)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(14)		975	$583,898

			$583,898

Insurance — 0.1%
CNO Financial Group, Inc.
6.375%, 10/1/20(12)		9,800	$10,412,500
Galaxy Bidco, Ltd.
5.563%, 11/15/19(12)(13)	GBP	2,500	3,847,093

			$14,259,593

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,580,000

			$8,580,000

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(7)		25,250	$19,442,500
9.00%, 2/15/20(7)		6,175	4,770,188
9.00%, 2/15/20(7)		14,975	11,568,187

			$35,780,875

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(12)		11,500	$11,327,500

			$11,327,500

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$8,926,545
Univision Communications, Inc.
6.75%, 9/15/22(12)		8,140	8,771,257

			$17,697,802

Telecommunications — 0.4%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,371,250
Matterhorn Telecom SA
3.875%, 5/1/22(12)	EUR	3,000	3,322,232
Virgin Media Secured Finance PLC
5.50%, 1/15/25(12)	GBP	6,300	9,956,550
Wind Acquisition Finance SA
5.245%, 4/30/19(12)(13)	EUR	7,775	8,836,666
6.50%, 4/30/20(12)		7,375	7,826,719
4.011%, 7/15/20(12)(13)	EUR	7,450	8,386,145

			$47,699,562

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(12)		3,000	$3,210,000
7.875%, 1/15/23(12)		18,230	20,144,150
5.875%, 1/15/24(12)		5,000	5,375,000

			$28,729,150

Total Corporate Bonds & Notes (identified cost $512,172,809)			$501,193,712

Asset-Backed Securities — 0.8%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO XIV, Series 2013-14A, Class C1, 3.12%, 4/15/25(12)(13)		$5,600	$5,577,732
Apidos CLO XIV, Series 2013-14A, Class D, 3.77%, 4/15/25(12)(13)		7,000	6,820,334
Apidos CLO XIV, Series 2013-14A, Class E, 4.67%, 4/15/25(12)(13)		3,500	3,100,299
Ares XXVIII CLO, Ltd., Series 2013-3A, Class C1, 3.02%, 10/17/24(12)(13)		3,000	2,937,640
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 3.77%, 10/17/24(12)(13)		3,000	2,921,173

Security	Principal Amount (000’s omitted)	Value

Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 5.17%, 10/17/24(12)(13)	$3,000	$2,779,039
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 3.024%, 7/17/25(12)(13)	4,000	3,964,428
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.724%, 7/17/25(12)(13)	3,330	3,232,792
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.524%, 7/17/25(12)(13)	3,330	2,909,347
Babson CLO, Ltd., Series 2013-IA, Class C, 2.975%, 4/20/25(12)(13)	7,175	7,124,792
Babson CLO, Ltd., Series 2013-IA, Class D, 3.775%, 4/20/25(12)(13)	5,600	5,489,140
Babson CLO, Ltd., Series 2013-IA, Class E, 4.675%, 4/20/25(12)(13)	3,525	3,182,691
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.375%, 7/15/26(12)(13)	3,500	3,506,696
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.375%, 7/15/26(12)(13)	3,500	3,210,785
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.925%, 7/15/25(12)(13)	5,000	4,927,254
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.675%, 7/15/25(12)(13)	3,000	2,915,738
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.875%, 7/15/25(12)(13)	2,400	2,197,090
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A3L, 2.957%, 8/15/25(12)(13)	3,250	3,226,526
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.457%, 8/15/25(12)(13)	1,400	1,352,213
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.157%, 8/15/25(12)(13)	925	802,717
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.375%, 7/20/26(12)(13)	3,250	3,256,587
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.775%, 7/20/26(12)(13)	3,250	3,183,838
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.375%, 7/20/26(12)(13)	3,250	3,019,081
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.975%, 4/20/25(12)(13)	6,325	6,252,041
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.775%, 4/20/25(12)(13)	6,950	6,770,340

Total Asset-Backed Securities (identified cost $95,316,034)		$94,660,313

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.2%

Security	Shares	Value

Aerospace and Defense — 0.0%(4)
IAP Worldwide Services, LLC(3)(14)(15)	950	$1,043,214

		$1,043,214

Automotive — 0.0%(4)
Dayco Products, LLC(14)	88,506	$3,296,848

		$3,296,848

Business Equipment and Services — 0.0%(4)
Education Management Corp.(3)(14)(15)	65,471,595	$1,767,733

		$1,767,733

Food Service — 0.0%(4)
Buffets Restaurants Holdings, Inc.(3)(14)(15)	329,120	$134,939

		$134,939

Lodging and Casinos — 0.0%(4)
Affinity Gaming, LLC(3)(14)(15)	206,125	$2,164,315

		$2,164,315

Publishing — 0.2%
ION Media Networks, Inc.(3)(14)	28,605	$10,297,514
MediaNews Group, Inc.(3)(14)(15)	162,730	6,265,103

		$16,562,617

Total Common Stocks (identified cost $11,939,480)		$24,969,666

Convertible Preferred Stocks — 0.1%

Security	Shares	Value

Business Equipment and Services — 0.1%
Education Management Corp., Series A-1, 7.50%(14)(15)	72,851	$4,783,885

Total Convertible Preferred Stocks (identified cost $5,141,580)		$4,783,885

Warrants — 0.0%(4)

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(4)
Vivarte Luxco(3)(14)(15)	104,081	$59,602

Total Warrants (identified cost $38,148)		$59,602

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(16)	$268,097	$268,096,659

Total Short-Term Investments (identified cost $268,096,659)		$268,096,659

Total Investments — 99.8% (identified cost $11,634,136,498)		$11,439,044,540

Less Unfunded Loan Commitments — (0.3)%		$(41,683,608)

Net Investments — 99.5% (identified cost $11,592,452,890)		$11,397,360,932

Other Assets, Less Liabilities — 0.5%		$62,582,603

Net Assets — 100.0%		$11,459,943,535

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	–	Payment In Kind

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

(2)	This Senior Loan will settle after April 30, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)	Amount is less than 0.05%.

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)	Includes Staunton Luxco S.C.A ordinary shares and preferred shares and Staunton Topco, Ltd., ordinary shares that trade with the loan.

(7)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(9)	The issuer is in default on the payment of principal but continues to pay interest.

(10)	Includes Vivarte Class A shares and Luxco ordinary shares that trade with the loan.

(11)	Includes new money preferred shares that trade with the loan.

(12)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $377,516,100 or 3.3% of the Portfolio’s net assets.

(13)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing security.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $11,324,356,231)	$11,129,264,273
Affiliated investment, at value (identified cost, $268,096,659)	268,096,659
Cash	23,819,104
Restricted cash*	2,020,000
Foreign currency, at value (identified cost, $3,267,932)	3,287,651
Interest and dividends receivable	46,117,262
Interest receivable from affiliated investment	34,305
Receivable for investments sold	34,320,472
Receivable for open forward foreign currency exchange contracts	2,220,743
Prepaid expenses	1,597,591
Total assets	$11,510,778,060

Liabilities
Cash collateral due to broker	$550,000
Payable for investments purchased	37,318,642
Payable for open forward foreign currency exchange contracts	7,749,206
Payable to affiliates:
Investment adviser fee	4,668,270
Trustees’ fees	5,667
Accrued expenses	542,740
Total liabilities	$50,834,525
Net Assets applicable to investors’ interest in Portfolio	$11,459,943,535

Sources of Net Assets
Investors’ capital	$11,660,355,569
Net unrealized depreciation	(200,412,034)
Total	$11,459,943,535

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income	$291,095,564
Dividends	1,500,049
Interest allocated from affiliated investment	204,797
Expenses allocated from affiliated investment	(22,408)
Total investment income	$292,778,002

Expenses
Investment adviser fee	$30,102,775
Trustees’ fees and expenses	34,000
Custodian fee	1,235,264
Legal and accounting services	548,132
Interest expense and fees	1,603,427
Miscellaneous	218,415
Total expenses	$33,742,013
Deduct —
Reduction of custodian fee	$198
Total expense reductions	$198

Net expenses	$33,741,815

Net investment income	$259,036,187

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(58,034,664)
Investment transactions allocated from affiliated investment	497
Foreign currency and forward foreign currency exchange contract transactions	66,718,217
Net realized gain	$8,684,050
Change in unrealized appreciation (depreciation) —
Investments	$22,877,764
Foreign currency and forward foreign currency exchange contracts	(25,349,594)
Net change in unrealized appreciation (depreciation)	$(2,471,830)

Net realized and unrealized gain	$6,212,220

Net increase in net assets from operations	$265,248,407

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$259,036,187	$643,872,661
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	8,684,050	29,358,538
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(2,471,830)	(295,526,395)
Net increase in net assets from operations	$265,248,407	$377,704,804
Capital transactions —
Contributions	$152,932,677	$1,479,393,522
Withdrawals	(2,859,452,131)	(4,603,926,112)
Net decrease in net assets from capital transactions	$(2,706,519,454)	$(3,124,532,590)

Net decrease in net assets	$(2,441,271,047)	$(2,746,827,786)

Net Assets
At beginning of period	$13,901,214,582	$16,648,042,368
At end of period	$11,459,943,535	$13,901,214,582

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.55	%(2)	0.52%	0.52%	0.54%	0.54%	0.57%
Net investment income	4.23	%(2)	3.89%	4.14%	4.72%	4.31%	4.43%
Portfolio Turnover	9	%(3)	34%	32%	42%	56%	39%

Total Return	2.36	%(3)	2.23%	5.08%	7.67%	4.30%	10.51%

Net assets, end of period (000’s omitted)	$11,459,944		$13,901,215	$16,648,042	$9,432,841	$9,694,334	$6,496,896

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Floating-Rate Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 87.5%, less than 0.05%, 11.8%, 0.3% and 0.2%, respectively in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

39

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

40

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.450% from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more, and is payable monthly. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $30,102,775 or 0.49% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $1,027,986,777 and $3,341,476,832, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,593,131,079

Gross unrealized appreciation	$94,883,852
Gross unrealized depreciation	(290,653,999)

Net unrealized depreciation	$(195,770,147)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

41

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/29/15	British Pound Sterling 1,413,320	United States Dollar 2,188,257	JPMorgan Chase Bank, N.A.	$19,189	$—	$19,189
5/29/15	Canadian Dollar 3,011,250	United States Dollar 2,475,707	State Street Bank and Trust Company	—	(19,195)	(19,195)
5/29/15	Canadian Dollar 36,554,889	United States Dollar 29,222,544	State Street Bank and Trust Company	—	(1,064,169)	(1,064,169)
5/29/15	Euro 64,248,170	United States Dollar 73,029,289	Goldman Sachs International	865,887	—	865,887
5/29/15	Euro 5,621,750	United States Dollar 5,956,306	HSBC Bank USA, N.A.	—	(358,031)	(358,031)
5/29/15	United States Dollar 4,458,551	British Pound Sterling 3,000,000	JPMorgan Chase Bank, N.A.	145,647	—	145,647
5/29/15	United States Dollar 9,711,108	Euro 9,000,000	Deutsche Bank AG	397,672	—	397,672
5/29/15	United States Dollar 17,178,816	Euro 16,000,000	JPMorgan Chase Bank, N.A.	792,348	—	792,348
6/30/15	British Pound Sterling 44,965,362	United States Dollar 66,836,514	Goldman Sachs International	—	(2,158,403)	(2,158,403)
6/30/15	Euro 56,915,405	United States Dollar 62,095,561	HSBC Bank USA, N.A.	—	(1,858,619)	(1,858,619)
6/30/15	Euro 3,000,000	United States Dollar 3,222,537	State Street Bank and Trust Company	—	(148,475)	(148,475)
7/31/15	British Pound Sterling 56,845,639	United States Dollar 87,088,372	HSBC Bank USA, N.A.	—	(117,453)	(117,453)
7/31/15	Euro 80,428,683	United States Dollar 88,389,836	Goldman Sachs International	—	(2,024,861)	(2,024,861)

				$2,220,743	$(7,749,206)	$(5,528,463)

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $7,749,206. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,470,000 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on

42

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$2,220,743	(1)	$(7,749,206	)(2)

Total Derivatives subject to master netting or similar agreements	$2,220,743		$(7,749,206)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Deutsche Bank AG	$397,672	$—	$—	$—	$397,672
Goldman Sachs International	865,887	(865,887)	—	—	—
JPMorgan Chase Bank, N.A.	957,184	—	—	(550,000)	407,184

	$2,220,743	$(865,887)	$—	$(550,000)	$804,856

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(4,183,264)	$865,887	$—	$—	$(3,317,377)
HSBC Bank USA, N.A.	(2,334,103)	—	—	1,470,000	(864,103)
State Street Bank and Trust Company	(1,231,839)	—	—	—	(1,231,839)

	$(7,749,206)	$865,887	$—	$1,470,000	$(5,413,319)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

43

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$74,817,184	$(22,205,967)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2015, which is indicative of the volume of this derivative type, was approximately $584,097,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $1.175 billion ($1.4 billion prior to March 16, 2015) unsecured line of credit agreement with a group of banks, which is in effect through March 14, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense is approximately $592,000 of amortization of up-front fees paid by the Portfolio in connection with the annual renewal of the Agreement. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average interest rate (excluding fees) for the six months ended April 30, 2015 were $58,839,779 and 1.48% (annualized), respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

44

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$10,486,753,592	$16,843,503	$10,503,597,095
Corporate Bonds & Notes	—	500,609,814	583,898	501,193,712
Asset-Backed Securities	—	94,660,313	—	94,660,313
Common Stocks	—	3,296,848	21,672,818	24,969,666
Convertible Preferred Stocks	—	4,783,885	—	4,783,885
Warrants	—	—	59,602	59,602
Short-Term Investments	—	268,096,659	—	268,096,659

Total Investments	$—	$11,358,201,111	$39,159,821	$11,397,360,932

Forward Foreign Currency Exchange Contracts	$—	$2,220,743	$—	$2,220,743

Total	$—	$11,360,421,854	$39,159,821	$11,399,581,675

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(7,749,206)	$—	$(7,749,206)

Total	$—	$(7,749,206)	$—	$(7,749,206)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented.

At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,304,000 (equal to 0.09% of net assets at April 30, 2015). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Portfolio as incurred.

45

Eaton Vance

Floating-Rate Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

46

Eaton Vance

Floating-Rate Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

47

Eaton Vance

Floating-Rate Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

48

Eaton Vance

Floating-Rate Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

49

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

50

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 10, 2015

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 10, 2015